Employee Benefit Plans (Weighted Average Asset Allocation) (Details)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Weighted average asset allocation
Equity securities	20.00%	20.00%
Fixed income securities	60.00%	62.00%
Alternative assets	20.00%	18.00%
Total	100.00%	100.00%
Other Postretirement Benefits [Member]
Weighted average asset allocation
Equity securities	23.00%	22.00%
Fixed income securities	77.00%	78.00%
Alternative assets	0.00%	0.00%
Total	100.00%	100.00%